Goodwill and Intangible Assets Goodwill and Intangible Assets - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 166,453
2016	140,197
2017	106,674
2018	88,432
2019	79,281
Thereafter	215,248
Total	796,285	$ 915,483
Cost of Revenue
Finite-Lived Intangible Assets [Line Items]
2015	60,069
2016	48,963
2017	37,820
2018	22,704
2019	18,782
Thereafter	18,140
Total	206,478
Operating Expense [Member]
Finite-Lived Intangible Assets [Line Items]
2015	106,384
2016	91,234
2017	68,854
2018	65,728
2019	60,499
Thereafter	197,108
Total	$ 589,807